Post balance sheet events	12 Months Ended
Mar. 31, 2021
Events After Reporting Period [Abstract]
Post balance sheet events	39. Post balance sheet eventsIn the period between 1 April 2021 and 19 May 2021, there have been no significant post balance sheet events.